COMMITMENTS AND CONTINGENCIES (Details Narrative) - JPY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Loss Contingencies [Line Items]
Weighted-average discount rate	3.01%	3.25%
Weighted-average remaining lease term	1 year 2 months 12 days	1 year 6 months
Cash paid for operating lease liabilities	¥ 10,800	¥ 11,000	¥ 10,400
Lease liabilities arising from obtaining right-of-use	7,691	10,797	10,365
Selling, General and Administrative Expenses [Member]
Loss Contingencies [Line Items]
Operating lease cost	¥ 10,800	¥ 11,000	¥ 10,400